Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (22)	$ 76		$ (8)	$ 58
Changes in retirement plans' funded status, Gross Amount	585	27		599	46
Foreign currency translation, Gross Amount	(46)	(298)		(335)	(274)
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	(33)	26		(18)	35
Other comprehensive income (loss), Gross Amount	484	(169)		238	(135)
Unrealized gain (loss) on cash flow hedges, Income Taxes	6	(6)		3	7
Changes in retirement plans' funded status, Income Taxes	(139)	(11)		(143)	(16)
Other comprehensive income (loss), Gross Amount	(133)	(17)		(140)	(9)
Unrealized gain (loss) on cash flow hedges, Net Amount	(16)	70		(5)	65
Changes in retirement plans’ funded status	446	16	[1]	456	30	[1]
Foreign currency translation, Net Amount	(46)	(298)	[1]	(335)	(274)	[1]
Share of other comprehensive income (loss) of entities using the equity method	(33)	26	[1]	(18)	35	[1]
Other comprehensive income (loss), net of tax	$ 351	$ (186)	[1]	$ 98	$ (144)	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).